Other Assets - Schedule of Other Assets by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [abstract]
Net defined benefit assets	€ 542	€ 609
Investment properties	65	65
Property development and obtained from foreclosures	137	184
Accrued interest and rents	4,528	5,588
Other accrued assets	753	884
Amounts to be settled	4,097	4,815
Other	2,965	2,577
Other assets total	€ 13,087	€ 14,722